March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Variable Account (“Registrant”)
File No. 811-02716
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life Insurance Company and Nationwide Variable Account, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Legal Fund Name	CIK
Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class	0001413594
Aberdeen U.S. Multi-Cap Equity Fund - Institutional Service Class	0001413594
Aberdeen U.S. Small Cap Equity Fund - Class A	0001413594
American Century Growth Fund: Investor Class	0000100334
American Century Income & Growth Fund: Class A	0000827060
American Century Income & Growth: Investor Class	0000827060
American Century International Growth Fund: Class A	0000872825
American Century International Growth Fund: Investor Class	0000872825
American Century Short-Term Government Fund: Investor Class	0000773674
American Century Ultra(R) Fund: Investor Class	0000100334
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II	0000814680
BNY Mellon Insight Core Plus Fund - Class A	0001635295
Delaware High-Yield Opportunities Fund: Institutional Class	0000027825
Dreyfus Appreciation Fund, Inc.	0000318478
Dreyfus Balanced Opportunity Fund: Class Z	0001224568
Dreyfus Opportunistic Small Cap Fund: Investor Shares	0000914775
Dreyfus S&P 500 Index Fund	0000857114
Dreyfus Sustainable U.S. Equity Fund - Class Z	0000030167
Federated Bond Fund: Class F Shares	0000889388
Federated Equity Income Fund, Inc.: Class F Shares	0000799704
Federated High Yield Trust: Service Shares	0000745967
Federated Intermediate Corporate Bond Fund: Service Shares	0000789281
Fidelity Advisor Balanced Fund - Class M	0000722574
Fidelity Advisor Balanced Fund: Class A	0000722574
Fidelity Advisor Equity Growth Fund: Class A	0000722574
Fidelity Advisor Equity Income Fund - Class M	0000722574
Fidelity Advisor Equity Income Fund: Class A	0000722574
Fidelity Advisor Growth Opportunities Fund - Class M	0000722574
Fidelity Advisor Growth Opportunities Fund: Class A	0000722574
Fidelity Advisor High Income Advantage Fund - Class M	0000795422
Fidelity Advisor Overseas Fund: Class A	0000729218
Fidelity Capital & Income Fund	0000225322
Fidelity Equity-Income Fund	0000035341
Fidelity Magellan(R) Fund	0000061397
Fidelity Puritan Fund	0000081205
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	0000356494
Fidelity(R) Asset Manager 50%	0000354046
Franklin Balance Sheet Investment Fund: Class A	0000856119

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	0000825063
Franklin Small-Mid Cap Growth Fund: Class A	0000872625
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Invesco Equity and Income Fund: Class A	0001112996
Invesco Growth and Income Fund: Class A	0001112996
Invesco Mid Cap Growth Fund: Class A	0000725781
Invesco Real Estate Fund: Class A	0000842790
Invesco Small Cap Growth Fund: Investor Class	0000202032
Ivy Small Cap Growth Fund - Class A	0001072962
Janus Henderson Balanced Fund: Class S	0000906185
Janus Henderson Forty Fund - Class T	0000277751
Janus Henderson Global Research Fund - Class S	0001110822
Janus Henderson Global Research Fund - Class T	0000277751
Janus Henderson Overseas Fund - Class S	0001110822
Janus Henderson Research Fund - Class T	0000277751
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares	0000874964
MFS(R) Strategic Income Fund: Class A	0000819673
Nationwide Bond Fund - Institutional Service Class	0001048702
Nationwide Bond Index Fund: Class A	0001048702
Nationwide Dynamic U.S. Growth Fund - Class A	0001048702
Nationwide Dynamic U.S. Growth Fund - Class R6	0001048702
Nationwide Fund - Institutional Service Class	0001048702
Nationwide Fund: Class A	0001048702
Nationwide Government Money Market Fund - Investor Shares	0001048702
Nationwide Government Money Market Fund - Service Class	0001048702
Nationwide Inflation-Protected Securities Fund - Institutional Service Class	0001048702
Nationwide International Index Fund: Class A	0001048702
Nationwide Investor Destinations Aggressive Fund: Service Class	0001048702
Nationwide Investor Destinations Conservative Fund: Service Class	0001048702
Nationwide Investor Destinations Moderate Fund: Service Class	0001048702
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class	0001048702
Nationwide Investor Destinations Moderately Conservative Fund: Service Class	0001048702
Nationwide Mid Cap Market Index Fund: Class A	0001048702
Nationwide S&P 500 Index Fund: Service Class	0001048702
Nationwide Small Cap Index Fund: Class A	0001048702
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	0000353905
Neuberger Berman - Short Duration Bond Fund: Investor Class	0000044402
Neuberger Berman Genesis Fund: Trust Class	0000044402
Neuberger Berman Guardian Fund: Investor Class	0000044402
Neuberger Berman Guardian Fund: Trust Class	0000044402
Neuberger Berman Large Cap Value Fund: Investor Class	0000044402
Neuberger Berman Large Cap Value Fund: Trust Class	0000044402
Neuberger Berman Sustainable Equity Fund: Trust Class	0000044402
Oppenheimer Capital Appreciation Fund: Class A	0000319767
Oppenheimer Global Fund: Class A	0000074658
Oppenheimer Global Strategic Income Fund: Class A	0000850134
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	0000752737
PIMCO Total Return Fund: Class A	0000810893
Putnam Growth Opportunities Fund - Class A	0000932101
Putnam International Equity Fund: Class A	0000868648
Templeton Foreign Fund: Class A	0000869285
Virtus Strategic Allocation Fund - Class A	0000019469
Wells Fargo Common Stock Fund - Class A	0001081400
Wells Fargo Enterprise Fund - Class A	0001081400
Wells Fargo Growth Fund - Class A	0001081400
Wells Fargo Intrinsic Value Fund - Administrative Class	0001081400
Wells Fargo Large Cap Core Fund - Class A	0001081400
Wells Fargo Large Cap Growth Fund - Class A	0001081400

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco
Associate Vice President, Product Management